Net Income Per Common Share	9 Months Ended
Sep. 30, 2023
VASO CORPORATION [Member]
Net Income Per Common Share [Line Items]
NET INCOME PER COMMON SHARE

NOTE E — NET INCOME PER COMMON SHARE

Basic earnings per common share is computed as earnings applicable to common stockholders divided by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted to common stock.

Diluted earnings per share were computed based on the weighted average number of shares outstanding plus all potentially dilutive common shares. A reconciliation of basic to diluted shares used in the earnings per share calculation is as follows:

	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Basic weighted average shares outstanding	174,938	173,528	174,246	172,909
Dilutive effect of unvested restricted shares	908	1,364	1,148	1,604
Diluted weighted average shares outstanding	175,846	174,892	175,394	174,513

The following table represents common stock equivalents that were excluded from the computation of diluted earnings per share for the three and nine months ended September 30, 2023 and 2022, because the effect of their inclusion would be anti-dilutive.

	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Restricted common stock grants	—	—	—	2